Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill	€ 43,161	€ 43,391	€ 43,158	€ 44,155
CGU: MAT Software
Goodwill
Goodwill	28,961	28,961	28,961
CGU: e-Prototypy
Goodwill
Goodwill	809	799	787
CGU: ACTech
Goodwill
Goodwill	8,812	8,812	8,812
CGU: OrthoView
Goodwill
Goodwill	€ 4,579	€ 4,819	€ 4,598